Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2024
Entity File Number	000-56019
Entity Registrant Name	Blubuzzard, Inc.
Entity Central Index Key	0001765826
Entity Tax Identification Number	83-3740469
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false